LOAN PAYABLE - RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
LOAN PAYABLE - RELATED PARTY
NOTE 6 - LOAN PAYABLE-RELATED PARTY

Success Holdings Group Corp. USA, former company, paid certain operating costs on our behalf. The total amount owed as at June 30, 2020 is $146,088.

Steve Andrew Chen, the Company’s former Chairman of the Board of Directors, paid certain operating costs on our behalf. The total amount owed as at June 30, 2020 is $69,872.

The loan is unsecured, non-interest bearing and due on demand.

Success Holdings Group Corp. USA, our parent company, paid certain operating costs on our behalf. The total amount owed as at December 31, 2019 is $145,425.

Steve Andrew Chen, the Company’s Chairman of the Board of Directors, paid certain operating costs on our behalf. The total amount owed as at December 31, 2019 is $25,050.

The loans are unsecured, non-interest bearing and due on demand.